BUSINESS SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information
Revenues, net of interest expense	$ 17,917	$ 13,703	$ 18,387	$ 19,121	$ 16,918	$ 20,551	$ 20,372	$ 19,490	$ 69,128	$ 77,331	$ 85,776
Provision (benefit) for income taxes	(214)	(1,494)	718	997	105	1,286	986	1,198	7	3,575	2,217
Income (loss) from continuing operations	1,309	485	2,979	3,045	1,012	3,743	3,353	3,039	7,818	11,147	10,899
Pretax provisions (credits) for credit losses and for benefits and claims	3,113	2,620	2,696	2,900	2,748	3,238	3,275	3,098	11,329	12,359	25,809
Total Citicorp and Corporate/Other
Segment reporting information
Revenues, net of interest expense									69,920	71,018	73,464
Provision (benefit) for income taxes									4,400	5,685	5,014
Income (loss) from continuing operations									14,346	15,218	15,297
Citicorp | North America
Segment reporting information
Revenues, net of interest expense									30,100	30,400	33,800
Citicorp | EMEA
Segment reporting information
Revenues, net of interest expense									11,400	12,200	11,700
Citicorp | Latin America
Segment reporting information
Revenues, net of interest expense									13,400	12,500	11,900
Citicorp | Asia
Segment reporting information
Revenues, net of interest expense									15,000	15,200	14,400
Global Consumer Banking
Segment reporting information
Regional business	4								4
Revenues, net of interest expense									39,120	38,125	38,495
Provision (benefit) for income taxes									3,681	3,537	1,506
Income (loss) from continuing operations									7,955	7,666	4,875
Pretax provisions (credits) for credit losses and for benefits and claims									6,200	6,200	13,700
Institutional Clients Group
Segment reporting information
Number of countries where the entity provides a broad range of banking and financial products and services	100								100
Revenues, net of interest expense									30,730	32,131	33,336
Provision (benefit) for income taxes									2,162	2,872	3,539
Income (loss) from continuing operations									8,093	8,360	10,263
Pretax provisions (credits) for credit losses and for benefits and claims									276	152	(82)
Corporate/Other
Segment reporting information
Revenues, net of interest expense									70	762	1,633
Provision (benefit) for income taxes									(1,443)	(724)	(31)
Income (loss) from continuing operations									(1,702)	(808)	159
Citi Holdings
Segment reporting information
Revenues, net of interest expense									(792)	6,313	12,312
Provision (benefit) for income taxes									(4,393)	(2,110)	(2,797)
Income (loss) from continuing operations									(6,528)	(4,071)	(4,398)
Pretax provisions (credits) for credit losses and for benefits and claims									$ 4,900	$ 6,000	$ 12,200